GOLDMAN SACHS TRUST II

Active Equity Multi-Manager Funds

Multi-Manager U.S. Dynamic Equity Fund

(the “Fund”)

Supplement dated February 3, 2021 to the Prospectus and

Statement of Additional Information (“SAI”)

each dated February 28, 2020, as supplemented to date

As of February 3, 2021, shares of the Fund are no longer offered pursuant to this prospectus and SAI. Accordingly, effective immediately, all references to the Fund in this prospectus and SAI are deleted in their entirety.

This supplement should be retained with your Prospectus and SAI for future reference.

MMGRFDSTK 02-21